Operating Lease (Tables)	12 Months Ended
Dec. 31, 2013
Operating Lease [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum annual lease payments under these leases are as follows as of December 31, 2013:
2014	$375,404
2015	375,404
2016	375,405
2017	156,419
Total	$1,282,632